Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Treasury shares [Member]	Share premium [Member]	Reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2020	$ 8,354	$ 4,878	$ (304)	$ 356,822	$ 26,353	$ (379,395)
Loss for the period	(39,148)	0	0	0	0	(39,148)
Other comprehensive loss	0	0	0	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(39,148)	0	0	0	0	(39,148)
Issuance of treasury shares	0	1,515	(1,515)	0	0	0
Issuance of shares - ATM program	49,049	0	1,189	47,860	0	0
Share issuance costs	(1,677)	0	0	(1,677)	0	0
Exercise of warrants	22,117	555	0	21,562	0	0
Share-based remuneration	2,929	0	0	0	2,929	0
Ending Balance at Jun. 30, 2021	41,624	6,948	(630)	424,567	29,282	(418,543)
Beginning Balance at Dec. 31, 2021	32,339	6,948	(459)	430,630	32,196	(436,976)
Loss for the period	(44,599)	0	0	0	0	(44,599)
Other comprehensive loss	0	0	0	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(44,599)	0	0	0	0	(44,599)
Issuance of treasury shares	0	1,947	(1,947)	0	0	0
Issuance of shares - ATM program	5,664	0	323	5,341	0	0
Share issuance costs - ATM program	(196)	0	0	(196)	0	0
Conversion rights value - convertible notes	197	0	0	197	0	0
Issuance of shares - convertible notes	906	63	0	843	0	0
Reclassification of warrants	722	0	0	722	0	0
Share-based remuneration	2,864	0	0	0	2,864	0
Ending Balance at Jun. 30, 2022	$ (2,103)	$ 8,958	$ (2,083)	$ 437,537	$ 35,060	$ (481,575)